Deposits (Tables)	6 Months Ended
Apr. 30, 2025
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Summary of Deposits

	As at
	April 30, 2025						January 31 2025	October 31 2024
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$5,615	$10,442	$151,710		$133,302	$301,069	$303,798	$298,821
Business and government	180,844	33,077	62,323		328,063	604,307	617,874	600,114
Financial institutions	10,006	614	2,307		27,540	40,467	44,377	44,914
	$196,465	$44,133	$216,340	(4)	$488,905	$945,843	$966,049	$943,849
Recorded in:
Canada	$144,850	$23,673	$177,597		$339,679	$685,799	$691,727	$686,817
United States	40,780	45	2,326		45,680	88,831	99,096	90,442
United Kingdom	–	–	205		31,915	32,120	31,086	27,091
Mexico	150	6,897	13,001		16,974	37,022	37,553	36,751
Peru	5,729	29	5,854		7,521	19,133	18,991	17,710
Chile	1,297	5,213	140		17,463	24,113	23,876	23,232
Colombia	29	498	3,514		4,857	8,898	9,134	8,102
Other International	3,630	7,778	13,703		24,816	49,927	54,586	53,704
Total (5)	$196,465	$44,133	$216,340		$488,905	$945,843	$966,049	$943,849
(1)	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $123 (January 31, 2025 – $122; October 31, 2024 – $124) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2025	$59,432	$29,100	$63,418	$113,023	$17,570	$282,543
As at January 31, 2025	$64,683	$39,867	$61,186	$107,596	$19,024	$292,356
As at October 31, 2024	$64,521	$37,062	$59,273	$115,757	$18,820	$295,433
(1)	The majority of foreign term deposits are in excess of $100,000.